Unit-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of IU Activity Under the Plan
The IU activity under the Plan for the nine months ended September 30, 2023 and 2022, respectively, was as follows:

	September 30,	September 30,
	2023	2022
Unvested December 31	754,986	1,557,911
Vested	(436,697)	(602,295)
Forfeited	—	(29,166)

Unvested September 30	318,289	926,450

IU activity under the Plan for the years ended December 31, 2022 and 2021, respectively, was as follows:

	Number of Units	Weighted- average grant price per unit
Unvested, December 31, 2020	2,418,000	$0.19
Vested	(893,633)	0.19
Forfeited	—	—

Unvested, December 31, 2021	1,524,367	0.19
Vested	(778,721)	0.19
Forfeited	—	—

Unvested, December 31, 2022	745,646	$0.19